Financial Instruments - Financial assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Financial Instruments
Financial assets	R$ 1,592,818	R$ 1,841,889
Cash and cash equivalents
Financial Instruments
Financial assets	424,410	211,143
Financial investments
Financial Instruments
Financial assets	722,994	1,014,056
Trade receivables
Financial Instruments
Financial assets	415,282	593,263
Derivative financial assets [Member]
Financial Instruments
Financial assets		861
Related parties
Financial Instruments
Financial assets	20,478	11,390
Investments and interests in other entities
Financial Instruments
Financial assets		9,803
Other assets
Financial Instruments
Financial assets	9,654	1,373
Assets at FVPL
Financial Instruments
Financial assets	R$ 27,299	10,664
Percentage of CDI, investment target for multimarket investment fund	82.90%
Assets at FVPL | Financial investments
Financial Instruments
Financial assets	R$ 17,645
Assets at FVPL | Derivative financial assets [Member]
Financial Instruments
Financial assets		861
Assets at FVPL | Investments and interests in other entities
Financial Instruments
Financial assets		9,803
Assets at FVPL | Other assets
Financial Instruments
Financial assets	9,654
Assets as amortized cost
Financial Instruments
Financial assets	1,565,519	1,831,225
Assets as amortized cost | Cash and cash equivalents
Financial Instruments
Financial assets	424,410	211,143
Assets as amortized cost | Financial investments
Financial Instruments
Financial assets	705,349	1,014,056
Assets as amortized cost | Trade receivables
Financial Instruments
Financial assets	415,282	593,263
Assets as amortized cost | Related parties
Financial Instruments
Financial assets	R$ 20,478	11,390
Assets as amortized cost | Other assets
Financial Instruments
Financial assets		R$ 1,373